BOND PAYABLE (Details Textual) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	May 15, 2017	May 21, 2014 USD ($) shares	Feb. 28, 2019 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) shares	Feb. 28, 2017 USD ($)
Debt Instrument [Line Items]
Debt Related Commitment Fees and Debt Issuance Costs		$ 5,277
Payments for Derivative Instrument, Financing Activities			$ 22,885
Interest Expense			17,628	$ 16,640	$ 13,145
Debt Conversion, Converted Instrument, Amount			5,800	214,422	$ 4,501
Fair value of bonds payable			43,081
Proceeds From Exercise Of Caped Call Option			13,270
Call Option [Member] | Long [Member]
Debt Instrument [Line Items]
Option Indexed to Issuer's Equity, Indexed Shares | shares		52,712,642
Payments for Derivative Instrument, Financing Activities		$ 22,885
American Depository Shares [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Amount			$ 5,800	$ 214,422
Debt Conversion, Converted Instrument, Shares Issued | shares			1,329,273	49,142,340
American Depository Shares [Member] | Call Option [Member] | Long [Member]
Debt Instrument [Line Items]
Adjusted Cap Price | $ / shares			$ 5.87
Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		230,000
Debt Instrument, Interest Rate, Stated Percentage			2.50%
Proceeds from Issuance of Long-term Debt		$ 224,723
Debt Instrument Repurchase Price As Percentage To The Principal Amount	100.00%
Interest Expense			$ 162	$ 2,465
Notes [Member] | American Depository Shares [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio			229.1856
Adjusted Conversion Price | $ / shares			$ 4.36